Commitments and Contingent Liabilities - Schedule of Future Minimum Rental Payments Under Operating Leases (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2018	$ 752
2019	688
2020	527
2021	381
2022	60
Total	$ 2,408